Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000005562 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000005562 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000005562 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000005562 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005562 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005562 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005562 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005562 | California
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005562 | Florida
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005562 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000005562 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000005562 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000005562 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000005562 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005562 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005562 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005562 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005562 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005562 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005562 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000117196 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000117196 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000117196 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000117196 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000117196 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000117196 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000117196 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000117196 | California
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000117196 | Florida
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000117196 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000117196 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000117196 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000117196 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000117196 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000117196 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000117196 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000117196 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000117196 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000117196 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000117196 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000177206 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000177206 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000177206 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000177206 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000177206 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000177206 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000177206 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000177206 | California
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000177206 | Florida
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000177206 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000177206 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000177206 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000177206 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000177206 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000177206 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000177206 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000177206 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000177206 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000177206 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177206 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	16.70%